Retirement Benefit Plans - Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of defined benefit plans [abstract]
Present value of funded defined benefit obligations	$ 27,305		$ 27,985
Fair value of plan assets	(34,842)		(34,762)
Funded status - surplus	(7,537)		(6,777)
Net defined benefit liabilities	2,329	$ 74	2,107
Net defined benefit assets	(9,866)	$ (315)	(8,884)
Defined benefit obligation	$ (7,537)		$ (6,777)	$ (3,865)	$ (2,981)